Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net (loss) income	$ (1,558,343)	$ (1,171,483)	$ (2,372,907)	$ (1,111,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			92,054	90,955
Provision for doubtful debts	65,604		65,551
Stock-based compensation	44,174	45,581	89,212	89,449
Unrealized foreign exchange loss			292	(677)
Changes in operating assets and liabilities:
Accounts receivable			1,052,097	2,685,076
Prepaid expenses			(88,013)	(53,215)
Accounts payable and accrued liabilities			(1,960,970)	(2,046,268)
Net cash used in operating activities			(3,122,684)	(346,020)
Cash flows from investing activities:
Acquisition of equipment			(3,053)	(7,690)
Long-term cash equivalent
Net cash (used in) provided by investing activities			(3,053)	(7,690)
Cash flows from financing activities:
Payments on operating lease liabilities
Net cash used in financing activities
Change in cash			(3,125,737)	(353,710)
Cash, beginning of period			4,454,295	2,780,517
Cash, end of period	$ 1,328,558	$ 2,426,807	1,328,558	2,426,807
Supplementary information:
Interest paid
Income taxes paid			$ (8,510)	$ 8,322